Sponsorship Revenue and Associated Commitments (Details) - USD ($)		1 Months Ended				3 Months Ended		12 Months Ended
	Jul. 02, 2020	Dec. 31, 2018	Oct. 31, 2018	Dec. 31, 2016	Dec. 31, 2016	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016
Sponsorship Revenue and Associated Commitments (Details) [Line Items]
Amended and restated sponsorship and naming rights agreement description	the Company entered into an Amended and Restated Sponsorship and Naming Rights Agreement (the “Amended Sponsorship Agreement”) among Newco, PFHOF and Johnson Controls, Inc. (“JCI”), that amended and restated the Sponsorship and Naming Rights Agreement, dated as of November 17, 2016 (the “Original Sponsorship Agreement”). Among other things, the Amended Sponsorship Agreement: (i) reduced the total amount of fees payable to Newco during the term of the Amended Sponsorship Agreement from $135 million to $99 million; (ii) restricted the activation proceeds from rolling over from year to year with a maximum amount of activation proceeds in one agreement year to be $750,000; and (iii) renamed the “Johnson Controls Hall of Fame Village” to “Hall of Fame Village powered by Johnson Controls”. This is a prospective change, which the Company reflected beginning in the third quarter of 2020.
Cash						$ 50,320,435	$ 911,015	$ 7,145,661	$ 2,818,194
Johnson Controls, Inc [Member]
Sponsorship Revenue and Associated Commitments (Details) [Line Items]
Revenue recognized, net						1,109,062	1,237,347	4,742,111	4,962,985
Accounts receivable						0	0	0	91,932
Aultman Health Foundation [Member]
Sponsorship Revenue and Associated Commitments (Details) [Line Items]
Revenue recognized, net						4,491	44,852	180,394	179,901
Accounts receivable						0	0	0	165,115
Licensing agreement term					10 years
Cash				$ 2,500,000	$ 2,500,000					$ 2,500,000
Activation expenses				$ 700,000						$ 700,000
First Data Merchant Services LLC [Member]
Sponsorship Revenue and Associated Commitments (Details) [Line Items]
Revenue recognized, net						36,635	37,042	148,982	148,575
Accounts receivable						94,776	58,141	58,141	0
Licensing agreement term		8 years
Constellation NewEnergy, Inc. [Member]
Sponsorship Revenue and Associated Commitments (Details) [Line Items]
Revenue recognized, net						289,165	326,736	1,244,655	1,310,536
Accounts receivable						91,032	1,101,867	1,101,867	857,213
Turf Nation, Inc. [Member]
Sponsorship Revenue and Associated Commitments (Details) [Line Items]
Revenue recognized, net						14,786	14,951	60,131	59,967
Accounts receivable						$ 146,878	$ 132,092	132,092	$ 171,961
Sponsorship agreement Term			5 years
Minimum guaranteed fee			$ 50,000
Sponsorship revenue								$ 15,115